Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSU	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Condensed Financial Statements, Captions [Line Items]
Balance of PSUs Beginning
Units Granted (in Shares) | shares	622,500
Balance of PSUs Ending	$ 622,500
PSUs Net Revenue [Member]
Condensed Financial Statements, Captions [Line Items]
Balance of PSUs Beginning
Units Granted (in Shares) | shares	498,000
Weighted Average grant date fair value (in Dollars per share) | $ / shares	$ 8.02
Balance of PSUs Ending	$ 498,000
PSUs Cash Flow [Member]
Condensed Financial Statements, Captions [Line Items]
Balance of PSUs Beginning
Units Granted (in Shares) | shares	124,500
Weighted Average grant date fair value (in Dollars per share) | $ / shares	$ 6.04
Balance of PSUs Ending	$ 124,500